INCOME TAXES	3 Months Ended
Mar. 31, 2014
INCOME TAXES
INCOME TAXES

4. INCOME TAXES

        For the three months ended March 31, 2013 and 2014 and year ended December 31, 2013, the period from September 14, 2012 (inception) to December 31, 2012 and the cumulative period from September 14, 2012 (inception) to December 31, 2013, no income tax expense or benefit was recognized.

        At the periods ended below deferred tax assets consisted of the following:

	December 31, 2013	December 31, 2012	March 31, 2014	March 31, 2013
Deferred tax assets:
Net operating loss carry-forward	$1,737,000	$462,000	$2,226,000	$860,000
Valuation allowance	(1,737,000)	(462,000)	(2,226,000)	(860,000)
Total deferred tax assets	$—	$—	$—	$—

        Because of the Company's limited operating history and cumulative loss, management believes it is more likely than not that the remaining deferred tax asset will not be realized, therefore, the Company provided a full valuation allowance of $462,000 and $1,737,000 on the deferred tax asset as of December 31, 2012 and 2013, and $860,000 and $2,226,000 on the deferred tax assets as of March 31, 2013 and 2014, respectively. The federal statutory income tax rate of 35% is offset by the valuation allowance to reconcile to the effective income tax rate of 0%.

        As of March 31, 2014 we have federal and state income tax net operating loss carryforwards of $1,777,000 and $435,000 which will expire at various dates from 2032 through 2034. Such net operating loss carryforwards expire as follows:

2032	$460,000
2033	$1,267,000
2034	486,000

Total	$2,213,000

        The Company adopted a policy to classify accrued interest and penalties as part of the accrued liability for uncertain tax positions, if any, in the provision for income taxes. No accrued interest or penalties were recorded as of the periods covered by this report. The Company does not anticipate any significant changes to the unrecognized tax benefits within 12 months of this reporting date.

        The Company files income tax returns in federal and state jurisdictions. At March 31, 2014, all tax years were open and may be subject to potential examination in one or more jurisdictions. There are no ongoing examinations by taxing authorities at this time.